UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                     Washington, StateD.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2009

Check here if Amendment [ ];         Amendment Number:
This Amendment (Check only one):     [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Sector Gamma ASA
Address:  Filipstad Brygge 2, P.O. Box 1994 Vika
          Oslo, Norway 0125

Form 13F File Number:     28-13612

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Tonje Vegarud
Title:     Head of Settlements
Phone:     +47 23012909

Signature, Place and Date of Signing:

 /s/ Tonje Vegarud          Oslo, Norway          February 10, 2010

Report Type (Check only one):

[X]     13F HOLDINGS REPORT
[   ]   13F NOTICE
[   ]   13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: None

                             FORM 13F SUMMARY PAGE
Report Summary:

Number of other Included Managers:                            0

Form 13F Information Table Entry Total                       39

Form 13F Information Table Value Total:    $440,213 (thousands)

List of Other Included Managers:  None




Column 1                       Column 2    Column 3    Column 4           Column 5       Column 6    Column 7  Column 8

                                                                 Shares or
                               Title of                 Value    Principal SH/    PUT/  Investment   Other       Voting Authority
Name of Issuer                   Class     Cusip      (x$1,000)   Amount   PRN    CALL  Discretion  Managers  Sole    Shared   None
-----------------------------  ---------   ---------- ---------- --------- ---    ----  ----------  --------  ----    ------   ----
LILLY ELI & CO                   COM       532457108    35300     988507   SH              SOLE        NONE      988507
ABBOTT LABS                      COM       002824100    28895     535200   SH              SOLE        NONE      535200
MEDTRONIC INC                    COM       585055106    28587     650000   SH              SOLE        NONE      650000
BRISTOL MYERS SQUIBB CO          COM       110122108    27674    1095981   SH              SOLE        NONE     1095981
CVS CAREMARK CORPORATION         COM       126650100    23642     734000   SH              SOLE        NONE      734000
ST JUDE MED INC                  COM       790849103    22634     615401   SH              SOLE        NONE      615401
CARDINAL HEALTH INC              COM       14149Y108    22226     689400   SH              SOLE        NONE      689400
KING PHARMACEUTICALS INC         COM       495582108    18810    1533000   SH              SOLE        NONE     1533000
BIOGEN IDEC INC                  COM       09062X103    17147     320500   SH              SOLE        NONE      320500
WATSON PHARMACEUTICALS INC       COM       942683103    15903     401480   SH              SOLE        NONE      401480
GENZYME CORP                     COM       372917104    12978     264800   SH              SOLE        NONE      264800
LIFEPOINT HOSPITALS INC          COM       53219L109    12656     389300   SH              SOLE        NONE      389300
UNITEDHEALTH GROUP INC           COM       91324P102    12192     400000   SH              SOLE        NONE      400000
ENDO PHARMACEUTICALS HLDGS I     COM       29264F205    12162     592996   SH              SOLE        NONE      592996
GEN-PROBE INC NEW                COM       36866T103    11932     278000   SH              SOLE        NONE      278000
LABORATORY CORP AMER HLDGS       COM NEW   50540R409    11675     156000   SH              SOLE        NONE      156000
THERMO FISHER SCIENTIFIC INC     COM       883556102    11112     233000   SH              SOLE        NONE      233000
STRYKER CORP                     COM       863667101    10749     213392   SH              SOLE        NONE      213392
BARD C R INC                     COM       067383109    10587     135900   SH              SOLE        NONE      135900
ONYX PHARMACEUTICALS INC         COM       683399109    10116     344800   SH              SOLE        NONE      344800
CUBIST PHARMACEUTICALS INC       COM       229678107     9688     510700   SH              SOLE        NONE      510700
OSI PHARMACEUTICALS INC          COM       671040103     8378     270000   SH              SOLE        NONE      270000
VIROPHARMA INC                   COM       928241108     6819     812800   SH              SOLE        NONE      812800
AMYLIN PHARMACEUTICALS INC       COM       032346108     6669     470000   SH              SOLE        NONE      470000
THORATEC CORP                    COM NEW   885175307     6041     224400   SH              SOLE        NONE      224400
NUVASIVE INC                     COM       670704105     5916     185000   SH              SOLE        NONE      185000
BOSTON SCIENTIFIC CORP           COM       101137107     5850     650000   SH              SOLE        NONE      650000
MYLAN INC                        COM       628530107     5253     285000   SH              SOLE        NONE      285000
AFFYMETRIX INC                   COM       00826T108     4954     848342   SH              SOLE        NONE      848342
DAVITA INC                       COM       23918K108     4406      75000   SH              SOLE        NONE       75000
BIOMARIN PHARMACEUTICAL INC      COM       09061G101     3668     195000   SH              SOLE        NONE      195000
COOPER COS INC                   COM NEW   216648402     2977      78100   SH              SOLE        NONE       78100
MOMENTA PHARMACEUTICALS INC      COM       60877T100     2880     228400   SH              SOLE        NONE      228400
RESMED INC                       COM       761152107     2530      48400   SH              SOLE        NONE       48400
FOREST LABS INC                  COM       345838106     1927      60000   SH              SOLE        NONE       60000
MEAD JOHNSON NUTRITION CO        COM CL A  582839106     1725      39467   SH              SOLE        NONE       39467
MEDICIS PHARMACEUTICAL CORP      CL A NEW  584690309     1623      60000   SH              SOLE        NONE       60000
SALIX PHARMACEUTICALS INC        COM       795435106     1270      50000   SH              SOLE        NONE       50000
PROTALIX BIOTHERAPEUTICS INC     COM       74365A101      662     100000   SH              SOLE        NONE      100000

                                                       440213